As filed with the Securities and Exchange Commission on March 31, 2011

Registration Nos.: 2-89550; 811-03972

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X	)
PRE-EFFECTIVE AMENDMENT NO.	(	)
POST-EFFECTIVE AMENDMENT NO. 48	(X	)

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 50	(X	)
(Check appropriate box or boxes)

FUTUREFUNDS SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Officers) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Beverly A. Byrne

Chief Compliance Officer and Chief Legal Counsel, Financial Services

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Jorden Burt LLP

1025 Thomas Jefferson Street, N.W., Suite 400 East

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box)

Immediately upon filing pursuant to paragraph (b) of Rule 485

X	On May 1, 2011, pursuant to paragraph (b) of Rule 485

60 days after filing pursuant to paragraph (a)(1) of Rule 485

On , pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: flexible premium deferred variable annuity contracts.

Explanatory Note

This Post-Effective Amendment No. 48 to the Registration Statement on Form N-4 is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of adding 10 new Investment Divisions to the Group Contract effective May 1, 2011. This Post-Effective Amendment No. 48 is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

FUTUREFUNDS SERIES ACCOUNT

of Great-West Life & Annuity Insurance Company

GROUP FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS

Distributed by

GWFS Equities, Inc.

8515 East Orchard Road, Greenwood Village, Colorado 80111

(800) 701-8255

Prospectus Supplement

Dated May 1, 2011

Allocating Your Money

Effective May 1, 2011, you can allocate your Contributions among several additional Investment Divisions of the Series Account. Each new Investment Division invests all of its assets in one of the corresponding Eligible Funds:

Maxim Lifetime Asset Allocation Series

Maxim Lifetime 2015 Portfolio I (Class T)	Maxim Lifetime 2015 Portfolio III (Class T)
Maxim Lifetime 2025 Portfolio I (Class T)	Maxim Lifetime 2025 Portfolio III (Class T)
Maxim Lifetime 2035 Portfolio I (Class T)	Maxim Lifetime 2035 Portfolio III (Class T)
Maxim Lifetime 2045 Portfolio I (Class T)	Maxim Lifetime 2045 Portfolio III (Class T)
Maxim Lifetime 2055 Portfolio I (Class T)	Maxim Lifetime 2055 Portfolio III (Class T)

Additional information regarding these Eligible Funds follows.

FEE TABLE

TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSE	Minimum	Maximum

(Expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[1]	0.46%	1. 92%[2]

THE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

1 Twenty of the Eligible Funds, the Maxim Profile Portfolios and the Maxim Lifetime Asset Allocation Portfolios, are “fund of funds” that invest substantially all of their assets in shares of other Maxim Series Fund Portfolios, portfolios in the same group of investment companies as the Maxim Series Fund and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Maxim Profile Portfolios and the Maxim Lifetime Asset Allocation Portfolios also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Maxim Profile Portfolios and the Maxim Lifetime Asset Allocation Portfolios as a result of their investment in shares of one or more Underlying Portfolios.

2 The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Eligible Funds have agreed to reduce their fees and/or reimburse the Eligible Fund’s expenses in order to keep the Eligible Fund’s expenses below specified limits. The expenses of certain Eligible Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Eligible Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Eligible Fund’s prospectus.

INVESTMENTS OF THE SERIES ACCOUNT

The Eligible Funds

Maxim Series Fund, Inc. -- Maxim Lifetime Asset Allocation Portfolios

Maxim Lifetime 2015 Portfolio I (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2015, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015. Depending on its risk profile and proximity to 2015, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 40-60% of its net assets in Underlying Portfolios that invest primarily in equity securities and 40-60% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Maxim Capital Management (“MCM”) uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2025 Portfolio I (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2025, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025. Depending on its risk profile and proximity to 2025, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 60-80% of its net assets in Underlying Portfolios that invest primarily in equity securities and 20-40% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2035 Portfolio I (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2035, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035. Depending on its risk profile and proximity to 2035, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-30% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2045 Portfolio I (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2045, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045. Depending on its risk profile and proximity to 2045, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2055 Portfolio I (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2055, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055. Depending on its risk profile and proximity to 2055, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2015 Portfolio III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2015, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015. Depending on its risk profile and proximity to 2015, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 40-60% of its net assets in Underlying Portfolios that invest primarily in equity securities and 40-60% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2025 Portfolio III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2025, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025. Depending on its risk profile and proximity to 2025, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 60-80% of its net assets in Underlying Portfolios that invest primarily in equity securities and 20-40% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2035 Portfolio III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2035, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035. Depending on its risk profile and proximity to 2035, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-30% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2045 Portfolio III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2045, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045. Depending on its risk profile and proximity to 2045, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2055 Portfolio III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2055, the investment objective is to seek income and secondarily, capital growth. The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055. Depending on its risk profile and proximity to 2055, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Eligible Fund Investment Adviser

The Maxim Lifetime Asset Allocation Portfolios are advised by GW Capital Management, LLC (doing business as Maxim Capital Management, LLC (“MCM”)), 8515 E. Orchard Road, Greenwood Village, Colorado 80111, a wholly owned subsidiary of GWL&A.

This Supplement should be retained for future reference.

FUTUREFUNDS SERIES ACCOUNT

Group Flexible Premium Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Telephone:    (800) 701-8255 (U.S.)

(303) 737-4538 (Greenwood Village)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus, dated May 1, 2011, which is available without charge by contacting Great-West Life & Annuity Insurance Company at the above address or at the above telephone number.

May 1, 2011

Page

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	10
UNDERWRITER	10
FINANCIAL STATEMENTS	10

CUSTODIAN AND INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

A.	Custodian

The assets of FutureFunds Series Account (the “Series Account”) are held by Great-West Life & Annuity Insurance Company (“GWL&A”). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of GWL&A.

B.	Independent Registered Public Accounting Firm

[THIS SECTION TO BE COMPLETED BY AMENDMENT]

[                                         ], serves as GWL&A’s and the Series Account’s independent registered public accounting firm. [                                        ] examines financial statements for GWL&A and the Series Account and provides other audit, tax, and related services.

The financial statements of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company and the consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Prospectus and elsewhere in the Registration Statement have been audited by [                                         ], an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries and includes an explanatory paragraph referring to the change in accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009, and both have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

UNDERWRITER

The offering of the Group Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly owned subsidiary of GWL&A. GWFS has received no underwriting commissions in connection with this offering for each of the last three years.

FINANCIAL STATEMENTS

The consolidated financial statements of GWL&A [to be filed by amendment] should be considered only as bearing upon GWL&A’s ability to meet its obligations under the Group Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Participants under the Group Contracts is affected solely by the investment results of the Series Account.

[FINANCIAL STATEMENTS TO BE FILED BY AMENDMENT.]

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“Great-West”) as of December 31, 2010 and 2009, and the related consolidated statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2010, and the statements of assets and liabilities of FutureFunds Series Account of Great-West (the “Series Account”) comprising the investment divisions as disclosed in Appendix A as of December 31, 2010, and the related statements of operations for the periods presented in Appendix A, the statements of changes in net assets for each of the periods presented in Appendix A, and the financial highlights included in Note 6 for each of the periods presented, are [TO BE FILED BY AMENDMENT.]

(b)	Exhibits
	(1)	Copy of resolution of the Board of Directors is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Form N-4 registration statement filed on April 25, 2002 (File No. 2-89550).

	(2)	Not applicable.

(3)

Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2–89550).

(4)

Form of each Variable Annuity Contract and riders are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550); form of GAC Amend 07 Amendment Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 45 to Form N-4 registration statement filed on October 31, 2008 (File No. 2-89550).

	(5)	Forms of Application are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(6)

Copies of Articles of Incorporation of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the registration statement filed by Variable Annuity-1 Series Account on Form N-4 on October 30, 1996 (File No. 811-07549). Amended and Restated Bylaws of the Depositor are incorporated by reference to Registrant’s Post-Effective Amendment No. 38 to Form N-4 registration statement filed on April 24, 2006 (File No. 2-89550).

	(7)	Not applicable.

(8)(a)

Form of Participation Agreement between Registrant and Maxim Series Fund; Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(8)(b)

Fund Participation Agreement, dated June 6, 2000, with American Century Investment Management, Inc. and American Century Investment Services, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(c)

Fund Participation Agreement, dated March 12, 2004, with Davis New York Venture Fund, Davis Select Advisers, L.P. and Davis Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(d)

Participation Agreement, dated September 13, 1999, with The Alger American Fund, Fred Alger Management Inc. and Fred Alger & Company, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(e)

Participation Agreement, dated October 26, 2006, with Variable Insurance Products Funds and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed by COLI VUL-2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).

(8)(f)

Participation Agreement, dated June 1, 1998, with Janus Aspen Series and Janus Capital Management LLC (formerly, Janus Capital Corporation) is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(g)

Participation Agreement, dated May 1, 2008, with MFS Variable Insurance Trust and MFS Fund Distributors is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(h)

Participation Agreement, dated April 30, 2008, with Putnam Variable Trust and Putnam Retail Management Limited Partnership is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(i)

Fund Participation Agreement, dated July 26, 2004, with RidgeWorth Funds (formerly, STI Classic Funds), RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management Inc.) and BISYS Fund Services Limited Partnership, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(j)

Fund Participation Agreement, dated October 1, 2003, with Van Kampen Investor Services, Inc., Van Kampen Asset Management and Van Kampen Funds Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(k)

Fund Participation Agreement, dated July 23, 2009, with Lord Abbett Family of Funds and Lord Abbett Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 47 filed on April 30, 2010 (File No. 2-89550).

(8)(l)

Fund Participation Agreement, dated April 30, 2009, with Columbia Variable Funds Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. are incorporated by reference to Post-Effective Amendment No.21 to Form N-4 registration Statement filed April 16, 2010 (File No. 333-52956)

(8)(m)

Form of Shareholder Information Agreement with Eligible Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 42 to Form N-4 registration statement filed on April 30, 2007 (File No. 2-89550).

(9)	Opinion of Counsel is incorporated by reference to Registrant’s Post-Effective Amendment No. 31 to the registration statement filed on April 30, 2001 (File No. 2-89550).

(10)(a)	[TO BE FILED BY AMENDMENT.]

(10)(b)	[TO BE FILED BY AMENDMENT.]

(11)	Not applicable.

(12)	Not applicable.

(13)

Powers of Attorney for Messrs. Balog, Bernbach, A. Desmarais, P. Desmarais, Jr., Louvel, Nickerson, Plessis-Bélair and Walsh are incorporated by reference to Registrant’s Post-Effective Amendment No. 42 to the registration statement filed on April 30, 2007 (File No. 2-89550). Powers of Attorney for Messrs. Orr and P. Ryan are incorporated by reference to Registrant’s Post-Effective Amendment No. 43 to the registration statement filed on April 21, 2008 (File No. 2-89550). Power of Attorney for Mer. McFeetors is incorporated by reference to Registrant’s Post-Effective Amendment No. 45 to the registration statement filed on October 31, 2008 (File No. 2-89550). Powers of Attorneys for Messrs. T. Ryan, Royer and Rousseau are incorporated by reference to Registrant’s Post-Effective Amendment No. 47 filed on April 30, 2010 (File No. 2-89550).

Item 25. Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

R. L. McFeetors	(1)	Chairman of the Board

J. Balog	2205 North Southwinds Boulevard, Apt. 307 Vero Beach, Florida 32963	Director

J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director

A. Desmarais	(4)	Director

P. Desmarais, Jr.	(4)	Director

M.T.G. Graye	(2)	Director, President and Chief Executive Officer

A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director

J. E. A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 255 Commercial Street North Sydney, Nova Scotia, Canada B2A 3M2	Director

R.J. Orr	(4)	Director

M. Plessis-Bélair	(4)	Director

H.P. Rousseau	(4)	Director

R.Royer	(4)	Director

P.K. Ryan	(4)	Director

T.T. Ryan	SIFMA 120 Broadway, 35th Floor New York, NY 10271-0080	Director

B. E. Walsh	QVan Capital, LLC 1 Dock Street, Fourth Floor Stamford, CT 06902	Director

S.M. Corbett	(2)	Executive Vice President and Chief Investment Officer

R.K. Shaw	(2)	Executive Vice President, Individual Markets

C.P. Nelson	(2)	President, Great-West Retirement Services

R.D. Saull	(1)	Executive Vice President and Chief Information Officer

J.L. McCallen	(2)	Senior Vice President and Chief Financial Officer

C.H. Cumming	(2)	Senior Vice President, Defined Contribution Markets

G.R. Derback	(2)	Senior Vice President and Controller

M.R. Edwards	(2)	Senior Vice President, FASCore Operations

E.P. Frisen	(2)	Senior Vice President, Investments

R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets

K.T. Ledwos	(2)	Vice President and Actuary

G.R. McDonald	(2)	Senior Vice President, Corporate Resources

S.A. Miller	(3)	Senior Vice President and Chief Information Officer

G.E. Seller	18111 Von Karman Avenue, #560 Irvine, CA 92612	Senior Vice President, Government Markets

R.G. Schultz	(3)	Senior Vice President, General Counsel and Secretary

C.S. Toucher	(2)	Senior Vice President, Investments

(1)	100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)	8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3)	8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4)	Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 26.	Persons controlled by or under common control with the Depositor or Registrant as of 12/31/10

Organizational Chart – December 31, 2010

I.	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

Paul G. Desmarais

99.999% - Pansolo Holding Inc.

100% - 3876357 Canada Inc.

100% - 3439496 Canada Inc.

100% - Capucines Investments Corporation

32% - Nordex Inc. (68% also owned directly by Paul G. Desmarais)

    94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by Paul G. Desmarais)

53.70% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by Mr. Paul G. Desmarais is as follows. There are issued and outstanding as of December 31, 2010 409,776,632 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 898,324,352.

Pansolo Holding Inc. owns directly 15,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 18,892,953 or 2.1 % of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively 4.53%, 0.36%, 0.35 % of the aggregate voting rights of PCC.

Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.70% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence, the total voting rights of PCC under the direct and indirect control of Mr. Paul G. Desmarais is approximately 61.21%; note that this is not the equity percentage.

Mr. Paul G. Desmarais also owns personally 1,561,750 SVS of PCC.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

    66.08% - Power Financial Corporation

      68.34% - Great-West Lifeco Inc.

        100.0% - Great-West Financial (Canada) Inc.

            100.0% - Great-West Financial (Nova Scotia) Co.

              100.0% - Great-West Lifeco U.S. Inc.

                100.0% - GWL&A Financial Inc.

 60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.

 60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

 60.0% - Great-West Life & Annuity Insurance Capital, LLC

 60.0% - Great-West Life & Annuity Insurance Capital, LLC II

100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)

100.0% - First Great-West Life & Annuity Insurance Company (Fed ID # 13-2690792 - NAIC # 79359, NY)

100.0% - Advised Assets Group, LLC

100.0% - GWFS Equities, Inc.

100.0% - Great-West Life & Annuity Insurance Company of South Carolina

100.0% - Emjay Corporation

100.0% - FASCore, LLC

50.0% - Westkin Properties Ltd.

73.30% - Maxim Series Fund, Inc.

100.0% - GW Capital Management, LLC

100.0% - Orchard Trust Company, LLC

100.0% - Lottery Receivable Company One LLC

100.0% - LR Company II, L.L.C.

100.0% - Singer Collateral Trust IV

100.0% - Singer Collateral Trust V

B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

    66.08% - Power Financial Corporation

 68.34% - Great-West Lifeco Inc.

   100.0% - Great-West Financial (Canada) Inc.

 100.0% - Great-West Financial (Nova Scotia) Co.

    100% - Great-West Lifeco U.S., Inc.

        100% - Putnam Investments, LLC

          100.0% - Putnam Acquisition Financing Inc.

            100.0% - Putnam Acquisition Financing LLC

              100.0% - Putnam U.S. Holdings, LLC

                   100.0% - The Putnam Advisory Company, LLC

                   100.0% - Putnam Investment Management, LLC

                   100.0% - Putnam Fiduciary Trust Company (NH)

                   100.0% - Putnam Investor Services, Inc.

                   100.0% - Putnam U.S. Holdings I, LLC

100.0% - Putnam Retail Management GP, Inc.

99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)

80.0% - PanAgora Asset Management, Inc.

100.0% - Putnam GP Inc.

100.0% - PII Holdings, Inc.

99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)

100.0% - Putnam Investment Holdings, LLC

100.0% - Savings Investments, LLC

100.0% - Putnam Aviation Holdings, LLC

100.0% - Putnam Capital, LLC

  80.0% - TH Lee Putnam Capital Management, LLC

           100.0% - Putnam International Holdings LLC

100.0% - Putnam Investments Inc. (Canada)

100.0% - Putnam Investments (Ireland) Limited

100.0% - Putnam Investments Australia Pty Limited

100.0% - Putnam Investments Securities Co., Ltd. (Japan)

100.0% - Putnam International Distributors, Ltd. (Cayman)

  100.0% - Putnam Investments Argentina S.A.

100.0% - Putnam Investments (Asia) Limited

100.0% - Putnam Investments Limited (U.K.)

  100.0% - New Flag UK Holdings Limited

100.0% - New Flag Asset Management Limited (UK)

C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

66.08% - Power Financial Corporation

   68.34% - Great-West Lifeco Inc.

100.0% - 2142540 Ontario Inc.

  100.0% - Great-West Lifeco Finance (Delaware) LP

       100.0% - Great-West Lifeco Finance (Delaware) LLC

 100.0% - 2023308 Ontario Inc.

       100.0% - Great-West Life & Annuity Insurance Capital, LP

  40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.

      40.0% - Great-West Life & Annuity Insurance Capital, LLC

       100.0% - Great-West Life & Annuity Insurance Capital, LP II

  40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

      40.0% - Great-West Life & Annuity Insurance Capital, LLC II

100.0% - 2171866 Ontario Inc

  100.0% - Great-West Lifeco Finance (Delaware) LP II

       100.0% - Great-West Lifeco Finance (Delaware) LLC II

100.0% - 2023310 Ontario Inc.

100.0% - 2023311 Ontario Inc.

100.0% - 6109756 Canada Inc.

100.0% - 6922023 Canada Inc.

100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)

         71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)

100.0% - GWL THL Private Equity II Inc.

100.0% - Great-West Investors Holdco Inc.

100.0% - Great-West Investors LLC

        100.0% - Great-West Investors LP Inc.

            100.0% - Great-West Investors GP Inc.

               100.0% - Great-West Investors LP

                  100.0% - T.H. Lee Interests

       100.0% - GWL Realty Advisors Inc.

100.0% - GWL Realty Advisors U.S., Inc.

100.0% - RA Real Estate Inc.

        0.1% RMA Real Estate LP

100.0% - Vertica Resident Services Inc.

       100.0% - GWL Investment Management Ltd.

100.0% - London Capital Management Ltd.

100.0% - Laketon Investment Management Ltd.

       100.0% - 801611 Ontario Limited

       100.0% - 118050 Canada Inc.

100.0% - 1213763 Ontario Inc.

99.9% - Riverside II Limited Partnership

70.0% -   Kings Cross Shopping Centre Ltd.

100.0% - 681348 Alberta Ltd.

100.0% - The Owner: Condominium Plan No 8510578

50.0% - 3352200 Canada Inc.

100.0% - 1420731 Ontario Limited

100.0% - 1455250 Ontario Limited

100.0% - CGWLL Inc.

65.0% - The Walmer Road Limited Partnership

50.0% - Laurier House Apartments Limited

100.0% - 2024071 Ontario Limited

100.0% - 431687 Ontario Limited

0.1% -  Riverside II Limited Partnership

100.0% - High Park Bayview Inc.

75.0% - High Park Bayview Limited Partnership

5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)

100.0% - 647679 B.C. Ltd.

100.0% - Red Mile Acquisitions Inc.

70.0% - TGS North American Real Estate Investment Trust

100.0% -TGS Trust

70.0% - RMA Investment Company (Formerly TGS Investment Company)

100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)

100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)

100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)

100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]

100.0% - RMA American Realty Corp.

1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]

99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)

100.0% - 1218023 Alberta Ltd.

50% - special shares in RMA (U.S.) Realty LLC (Delaware)

100.0% - 1214931 Alberta Ltd.

50% - special shares in RMA (U.S.) Realty LLC (Delaware)

70.0% - RMA Real Estate LP

100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)

100.0% - S-8025 Holdings Ltd.

100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.

70.0% - KS Village (Millstream) Inc.

70.0% - 0726861 B.C. Ltd.

70.0% - Trop Beau Developments Limited

70.0% - Kelowna Central Park Properties Ltd.

70.0% - Kelowna Central Park Phase II Properties Ltd.

40.0% - PVS Preferred Vision Services

100.0% - London Insurance Group Inc.

100.0% - Trivest Insurance Network Limited

100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)

100.00% - 1542775 Alberta Ltd.

100.0% - 0813212 B.C. Ltd.

30.0% - Kings Cross Shopping Centre Ltd.

30.0% - 0726861 B.C. Ltd.

30.0% - TGS North American Real Estate Investment Trust

100.0% - TGS Trust

30.0% - RMA Investment Company (Formerly TGS Investment Company)

100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)

100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)

100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)

100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]

100.0% - RMA American Realty Corp.

1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]

99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)

100.0% - 1218023 Alberta Ltd.

50% - special shares in RMA (U.S.) Realty LLC (Delaware)

100.0% - 1214931 Alberta Ltd.

50% - special shares in RMA (U.S.) Realty LLC (Delaware)

30.0% - RMA Real Estate LP

100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)

100.0% - S-8025 Holdings Ltd.

100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.

100.0% - 1319399 Ontario Inc.

100.0% - 3853071 Canada Limited

50.0% - Laurier House Apartments Limited

30.0% - Kelowna Central Park Properties Ltd.

30.0% - Kelowna Central Park Phase II Properties Ltd.

30.0% - Trop Beau Developments Limited

100.0% - 42969098 Canada Inc.

100.0% - 389288 B.C. Ltd.

100.0% - Quadrus Investment Services Ltd.

35.0% - The Walmer Road Limited Partnership

100.0% - 177545 Canada Limited

100.0% - Lonlife Financial Services Limited

88.0% - Neighborhood Dental Services Ltd.

100.0% - Toronto College Park Ltd.

25.0% - High Park Bayview Limited Partnership

30.0% - KS Village (Millstream) Inc.

100.0% - London Life Financial Corporation

89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)

100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)

100.0% - London Life & Casualty Reinsurance Corporation

100.0% - Trabaja Reinsurance Company Ltd.

100.0% - London Life and Casualty (Barbados) Corporation

100.0% - LRG (US), Inc.

100.0% - London Life International Reinsurance Corporation

100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)

100.0% - Canada Life Financial Corporation

100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)

100.0% - Canada Life Brasil LTDA

100.0% - Canada Life Capital Corporation, Inc.

100.0% - Canada Life International Holdings, Limited

100.0% - Canada Life International Services Limited

100.0% - Canada Life International, Limited

100.0% - CLI Institutional Limited

100.0% - Canada Life Irish Holding Company, Limited

100.0% - Lifescape Limited

100.0% - Setanta Asset Management Limited

100.0% - Canada Life Group Services Limited

100.0% - Canada Life Europe Investment Limited

78.67% - Canada Life Assurance Europe Limited

100.0% - Canada Life Europe Management Services, Limited

21.33% - Canada Life Assurance Europe Limited

100.0% - Canada Life Assurance (Ireland), Limited

100.0% - F.S.D. Investments, Limited

100.0% - Canada Life International Re, Limited

100.0% - Canada Life Reinsurance International, Ltd.

100.0% - Canada Life Reinsurance, Ltd.

100.0% - The Canada Life Group (U.K.), Limited

100.0% - Canada Life Pension Managers & Trustees, Limited

100.0% - Canada Life Asset Management Limited

100.0% - Canada Life European Real Estate Limited

100% - Hotel Operations (Walsall) Limited

100.0% - Canada Life Trustee Services (U.K.), Limited

100.0% - CLFIS (U.K.), Limited

100.0% - Canada Life, Limited

100.0% - Canada Life (U.K.), Limited

100.0% - Albany Life Assurance Company, Limited

100.0% - Canada Life Management (U.K.), Limited

100.0% - Canada Life Services (U.K.), Limited

100.0% - Canada Life Fund Managers (U.K.), Limited

100.0% - Canada Life Group Services (U.K.), Limited

100.0% - Canada Life Holdings (U.K.), Limited

100.0% - Canada Life Irish Operations, Limited

100.0% - Canada Life Ireland Holdings, Limited.

100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)

100.0% - Canada Life Finance (U.K.), Limited

100.0% - CLH International Capital Management Hungary, Limited Liability Company

100.0% - The Canada Life Insurance Company of Canada

94.4% - MAM Holdings Inc. (5.6% owned by GWL)

100.0% - Mountain Asset Management LLC

100.0% - Quadrus Distribution Services Ltd.

100.0% - CL Capital Management (Canada), Inc.

100.0% - GRS Securities, Inc.

100.0% - 587443 Ontario, Inc.

100.0% - Canada Life Mortgage Services, Ltd.

100.0% - Adason Properties, Limited

100.0% - Adason Realty, Ltd.

100.0% - Crown Life Insurance Company

D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

66.08% - Power Financial Corporation

56.96% - IGM Financial Inc.

100.0% - Investors Group Inc.

100.0% - Investors Group Financial Services Inc.

100.0% - I.G. International Management Limited

100.0% - I.G. Investment Management (Hong Kong) Limited

100.0% - Investors Group Trust Co. Ltd.

100.0% - 391102 B.C. Ltd.

100.0% - I.G. Insurance Services Inc.

100.0% - Investors Syndicate Limited

100.0% - Investors Group Securities Inc.

100.0% - I.G. Investment Management, Ltd.

100% - Investors Group Corporate Class Inc.

100.0% - Investors Syndicate Property Corp.

19.63% - I.G. (Rockies) Corp.

100.0% - I.G. Investment Corp.

80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)

100.0% - Mackenzie Inc.

100.0% - Mackenzie Financial Corporation

100.0% - Mackenzie Financial Charitable Foundation

100.0% - Strategic Charitable Giving Foundation

100.0% - M.R.S. Inc.

            100.0% - M.R.S. Correspondent Corporation

            100.0% - M.R.S. Securities Services Inc.

     100.0% - Execuhold Investment Limited

            100.0% - Winfund Software Corp.

            100.0% - M.R.S. Trust Company

                 100.0% - Anacle I Corporation

            100.0% - Mackenzie M.E.F. Management Inc.

                 100.0% - Canterbury Common Inc.

     100.0% - Mackenzie Cundill Investment (Bermuda) Ltd.

     100.0% - Mackenzie Financial Capital Corporation

     100.0% - Multi-Class Investment Corp.

     100.0% - MSP 2007 GP Inc.

     100.0% - MSP 2008 GP Inc.

     100.0% - MSP 2009 GP Inc.

     100.0% - MSP 2010 GP Inc.

     100.0% - MMLP GP Inc.

94.21% - Investment Planning Counsel Inc.

    100.0% - Investment Planning Counsel of Canada Limited

     100.0% - IPC Investment Corporation

     100.0% - 9132-2155 Quebec Inc.

     100.0% - Alpha I Financial Inc.

     100.0% - IPC Save Inc.

     100.0% - 1275279 Ontario Inc.

         50.0% - IPC Estate Services Inc.

     50.0% - IPC Estate Services Inc.

     100.0% - IPC Securities Corporation

       91.36% - IPC Portfolio Services Inc.

        100.0% - Counsel Portfolio Services Inc.

        100% - Titan Funds Incorporated

     100% - Partners in Planning Financial Group Ltd.

        100% - Partners in Planning Financial Services Ltd.

        100% - Partners in Planning Insurance Services Ltd.

E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada

     100.0% - 171263 Canada Inc.

   66.08% - Power Financial Corporation

      100.0% - Power Financial Europe B.V.

  50.0% - Parjointco N.V.

     54.1% - Pargesa Holding SA

      100.0% - Pargesa Netherlands B.V.

            25.6% - Imerys

            50.0% - Groupe Bruxelles Lambert

                 Capital

                 7.1% - Suez Environment Company (1)

               21.1% - Lafarge (1)

                 9.9% - Pernod Ricard (1)

                 0.6% - Iberdrola (1)

                 5.0% - Arkema (1)

                 100.0% - Belgian Securities BV

                    Capital

                  30.7% - Imerys (1)

                   100.0% - Brussels Securities

                    Capital

                  100.0% - Sagerpar

             3.8% - Groupe Bruxelles Lambert

                  100.0% - GBL Overseas Finance NV

                 100.0% - GBL Treasury Center

                    Capital

                    100.0% - GBL Energy Sárl

                  Capital

             4.0% - Total (1)

             100.0% - GBL Verwaltung GmbH

             100.0% - Immobilière Rue de Namur Sárl

                 100.0% - GBL Verwaltung Sàrl

                    Capital

                  100.0% - GBL Investments Limited

                  100.0% - GBL R

                   5.2% - GDF SUEZ (1)

                 43.0% - ECP 1

                 42.4% - ECP 2

                 100.0% - ECP3

  100.0% - Pargesa Compagnie S.A..

  100.0% - Pargesa Netherlands BV

      100.0% - SFPG

(1) Based on Company’s published capital as of November 30, 2010

F.	Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada

    100.0% - Square Victoria Communications Group Inc.

        100.0% - Gesca Ltée

        100.0% - La Presse ltée

        100.0% - Gesca Ventes Média Ltée

        100.0% - Gesca Numérique Ltée

              100.0% - 3855082 Canada Inc.

                  100.0% - Cyberpresse inc.

              100.0% - 6645119 Canada Inc.

        100.0% - Les Éditions La Presse II Inc.

        100.0% - 3819787 Canada Inc.

              100.0% - 3834310 Canada Inc.

        20.0% - 3859282 Canada Inc.

        100.0% - Square Victoria Digital Properties inc.

        100.0% - 4400046 Canada Inc.

          66.77% - 9059-2114 Québec Inc.

        97.5% - DuProprio Inc.

            100% - VR Estates Inc.

                    100% - 0757075 B.C. Ltd.

                0.1% - Lower Mainland Comfree LP

                     99.9% - Lower Mainland Comfree LP

            100% - Comfree Commission Free Realty Inc.

        100.0% - Les Productions La Presse Télé Ltée

          100.0% - La Presse Télé Ltée

          100.0% - La Presse Télé II Ltée

          100.0% - La Presse Télé III Ltée

        100.0% - Les Éditions Gesca Ltée

          100.0% - Groupe Espaces Inc.

        100.0% - Les Éditions La Presse Ltée

        100.0% - (W.illi.am) 6657443 Canada Inc.

          9.0% - Acquisio Inc.

          50.0% - Workopolis Canada

          25.0% - Olive Média

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada

100.0% - Power Corporation (International) Limited

99.9% - Power Pacific Corporation Limited

   25.0% - Barrick Power Gold Corporation of China Limited

   100.0% - Power Pacific Mauritius Limited

    7.6% - Vimicro

   0.1% - Power Pacific Equities Limited

99.9% - Power Pacific Equities Limited

 4.3% - CITIC Pacific Limited

 5.8% - Yaolan Limited

100.0% - Power Communications Inc.

0.1% - Power Pacific Corporation Limited

H.	Other PCC Companies

Power Corporation of Canada

100.0% - 152245 Canada Inc.

100.0% - Power Tek, LLC

100% - 3540529 Canada Inc.

100.0% - Gelprim Inc.

100.0% - 3121011 Canada Inc.

100.0% - 171263 Canada Inc.

100.0% - Victoria Square Ventures Inc.

 20.59% - Bellus Health Inc.

100.0% - Power Communications Inc.

100.0% - Brazeau River Resources Investments Inc.

100.0% - Communications BP S.A.R.L

100.0% - PCC Industrial (1993) Corporation

100.0% - Power Corporation International

100.0% - 3249531 Canada Inc.

100% - Sagard Capital Partners GP, Inc.

100.0% - Sagard Capital Partners, L.P.

100.0% - Power Corporation of Canada Inc.

100.0% - Square Victoria Real Estate Inc.

100.0% - PL S.A.

100.0% - 4190297 Canada Inc.

100% Sagard Capital Partners Management Corp.

  82.0% - Sagard S.A.S.

100.0% - Marquette Communications (1997) Corporation

    3.62% - Mitel Networks Corporation

100.0% - 4507037 Canada Inc.

100.0% - 4524781 Canada Inc.

100.0% - 4524799 Canada Inc.

100.0% - 4524802 Canada Inc.

I.	Other PFC Companies

Power Financial Corporation

100.0% - 4400003 Canada Inc.

100.0% - 3411893 Canada Inc.

100.0% - 3439453 Canada Inc.

100.0% - 4400020 Canada Inc.

100.0% - 4507045 Canada Inc.

100.0% - 4507088 Canada Inc.

100.0% - Power Financial Capital Corporation

Item 27.	Number of Contractowners

As of February 28, 2011, there were 2 owners of non-qualified group contracts and 1318 owners of qualified group contracts.

Item 28.	Indemnification

Provisions exist under the Colorado General Corporation Code and the Bylaws of Great-West whereby Great-West may indemnify a director, officer, or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101.  Definitions.

As used in this Article:

(1)  “Corporation” includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(2)  “Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of or to hold a similar position with, another domestic or foreign entity or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a director.

(3)  “Expenses” includes counsel fees.

(4)  “Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)  “Official capacity” means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)  “Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7)  “Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102.  Authority to indemnify directors.

(1)  Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a)  The person conducted himself or herself in good faith; and

(b)  The person reasonably believed:

(I)  In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation’s best interests; and

(II)  In all other cases, that his or her conduct was at least not opposed to the corporation’s best interests; and

(c)  In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2)  A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3)  The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4)  A corporation may not indemnify a director under this section:

(a)  In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)  In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5)  Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103.  Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104.  Advance of Expenses to Directors.

(1)  A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a)  The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b)  The director furnishes the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c)  A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

(2)  The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)  Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105.  Court-Ordered Indemnification of Directors.

(1)  Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner

(a)  If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.

(b)  If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106.  Determination and Authorization of Indemnification of Directors.

(1)  A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in

Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2)  The determinations required by subsection (1) of this section shall be made:

(a)  By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

(b)  If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)  If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a)  By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b)  By the shareholders.

(4)  Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107.  Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1)  Unless otherwise provided in the articles of incorporation:

(a)  An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b)  A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c)  A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108.  Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or entity or of an employee benefit plan against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109.  Limitation of Indemnification of Directors.

(1)  A provision concerning a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)  Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Item 29.  Principal Underwriter

(a)

GWFS Equities, Inc. (“GWFS”) is the distributor of the securities of the Registrant. GWFS also services as distributor or principal underwriter for Maxim Series Fund, Inc., an open-end management investment company, Maxim Series Account of Great-West Life & Annuity Insurance Company (“Great-West”), Variable Annuity-1 Series Account of Great-West, COLI VUL-2 Series Account of Great-West, COLI VUL-4 Series Account of Great-West, Varifund Variable Annuity Account of Great-West, Trillium Variable Annuity Account of Great-West, Prestige Variable Life Account of Great-West, Variable Annuity-1 Series Account of First Great-West Life and Annuity Company (“First Great-West), COLI VUL-2 Series Account of First Great-West and COLI VUL-4 Series Account of First Great-West.

(b)	Directors and Officers of GWFS

Name	Principal Business Address	Positions & offices with Underwriter
C. P. Nelson	(1)	Chairman, President and Chief Executive Officer
G. E. Seller	18111 Von Karman Street.	Director and Senior Vice President

	Suite 560 Irvine, CA 92612
R.K. Shaw	(1)	Director
G.R. McDonald	(1)	Director
W.S. Harmon	(1)	Director and Vice President
C.H. Cumming	(1)	Vice President
M.R. Edwards	(1)	Vice President
J.C. Luttges	(1)	Vice President
R. Meyer	(1)	Vice President, Taxation
K. A. Morris	500 North Central, Suite 220 Glendale, CA 91203	Vice President
G.R. Derback	(1)	Treasurer
B.A. Byrne	(1)	Secretary and Chief Compliance Officer
T.L. Luiz	(1)	Compliance Officer
M.C. Maiers	(1)	Investments Compliance Officer

(1) 8515 E. Orchard Road, Greenwood Village, Colorado 80111

 (c)  Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

GWFS	-0-	-0-	-0-	-0-

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Great-West, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)	Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of

1986, as amended, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

(e)	Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.

(f)	Great-West represents that the fees and charges deducted under the Group Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Securities Act Rule 485(b) and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village, and State of Colorado, on the 31st day of March 2011.

FUTURE FUNDS SERIES ACCOUNT of
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Registrant)

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature and Title	Date

/s/ R. L. McFeetors	March 31, 2011
R. L. McFeetors*
Director, Chairman of the Board

/s/ M.T.G. Graye	March 31, 2011
M.T.G. Graye
Director, President and Chief Executive Officer

/s/ J L. McCallen	March 31, 2011
J L. McCallen
Senior Vice President and Chief Financial Officer

/s/ J. Balog	March 31, 2011
J. Balog* Director

/s/ J.L. Bernbach	March 31, 2011
J.L. Bernbach* Director

/s/ A. Desmarais	March 31, 2011
A. Desmarais* Director

	/s/ P. Desmarais, Jr.	March 31, 2011
P. Desmarais, Jr.* Director

	/s/ A. Louvel	March 31, 2011
A. Louvel* Director

	/s/ J.E.A. Nickerson	March 31, 2011
J.E.A. Nickerson* Director

	/s/ R. J. Orr	March 31, 2011
R. J. Orr* Director

	/s/ M. Plessis-Bélair	March 31, 2011
M. Plessis-Bélair* Director

	/s/ H.P. Rousseau	March 31, 2011
H.P. Rousseau* Director

	/s/ R. Royer	March 31, 2011
R. Royer* Director

	/s/ P. K. Ryan	March 31, 2011
P. K. Ryan* Director

	/s/ T. T. Ryan	March 31, 2011
T. T. Ryan* Director

	/s/ B. E. Walsh	March 31, 2011
B. E. Walsh* Director

*By:	/s/ R.G. Schultz	March 31, 2011
R.G. Schultz
Attorney-in-Fact pursuant to Power of Attorney